Income Taxes (Summarizes income (loss) from continuing operations before income tax expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarizes income (loss) from continuing operations before income tax expense [Line Items]
Income (loss) from continuing operations before income tax expense	$ 47	$ 297	$ 167	$ 3	$ 18	$ 4	$ (26)	$ (173)	$ 514	$ (177)	$ (237)
Domestic Tax Authority [Member]
Summarizes income (loss) from continuing operations before income tax expense [Line Items]
Income (loss) from continuing operations before income tax expense									544	(157)	(186)
Foreign Tax Authority [Member]
Summarizes income (loss) from continuing operations before income tax expense [Line Items]
Income (loss) from continuing operations before income tax expense									$ (30)	$ (20)	$ (51)